Label	Element	Value
Supplement II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 21, 2018 TO THE CURRENT PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION OF:

PowerShares China Technology Portfolio

PowerShares S&P High Income Infrastructure Portfolio

(each, a "Fund" and collectively, the "Funds")

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Fund Trust II (the "Trust") approved changing the Funds' names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares China Technology Portfolio	Invesco China Technology ETF
PowerShares S&P High Income Infrastructure Portfolio	Invesco S&P High Income Infrastructure ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust's name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II

Effective on or about June 4, 2018, the name of the investment adviser is changing from "Invesco PowerShares Capital Management LLC" to "Invesco Capital Management LLC" and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to "PowerShares family of ETFs" are hereby changing to "Invesco family of ETFs".

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets.

Effective on or about June 4, 2018, any and all references to "PowerShares" are changing to "Invesco".
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Apr. 09, 2018
PowerShares China Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 21, 2018 TO THE CURRENT PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION OF:

PowerShares China Technology Portfolio

(each, a "Fund" and collectively, the "Funds")

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Fund Trust II (the "Trust") approved changing the Funds' names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares China Technology Portfolio	Invesco China Technology ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust's name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II

Effective on or about June 4, 2018, the name of the investment adviser is changing from "Invesco PowerShares Capital Management LLC" to "Invesco Capital Management LLC" and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to "PowerShares family of ETFs" are hereby changing to "Invesco family of ETFs".

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets.

Effective on or about June 4, 2018, any and all references to "PowerShares" are changing to "Invesco".
PowerShares S&P High Income Infrastructure Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft2_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 21, 2018 TO THE CURRENT PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION OF:

PowerShares S&P High Income Infrastructure Portfolio

(each, a "Fund" and collectively, the "Funds")

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Fund Trust II (the "Trust") approved changing the Funds' names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME

PowerShares S&P High Income Infrastructure Portfolio	Invesco S&P High Income Infrastructure ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust's name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II

Effective on or about June 4, 2018, the name of the investment adviser is changing from "Invesco PowerShares Capital Management LLC" to "Invesco Capital Management LLC" and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to "PowerShares family of ETFs" are hereby changing to "Invesco family of ETFs".

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets.

Effective on or about June 4, 2018, any and all references to "PowerShares" are changing to "Invesco".